Equity - Summary of Classes of Preferred and Common Shares Outstanding (Parenthetical) (Detail) - USD ($) $ in Millions	Oct. 31, 2024	Jul. 17, 2024	Mar. 08, 2024	Oct. 31, 2023
Other Equity Instruments [member] | 7.700% Series 4 LRCNs [member]
Disclosure of classes of share capital [line items]
Note issued face value	$ 1,000		$ 1,000
Other Equity Instruments [member] | 7.300% Series 5 LRCNs [member]
Disclosure of classes of share capital [line items]
Note issued face value	$ 750	$ 750
Treasury shares [member]
Disclosure of classes of share capital [line items]
Number of shares	55,172			73,511